Consolidated statements of income - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Consolidated statements of income [Abstract]
Sales		€ 17,156		€ 17,313		€ 17,147
Cost of sales		9,988		9,493		9,249
Gross margin		7,168		7,820		7,899
Selling expenses		4,258		4,054		4,125
General and administrative expenses		599		630		586
Research and development expenses		1,806		1,822		1,790
Other business income		186		122		154
Other business expenses		138		173		186
Income from operations	[1]	553		1,264		1,366
Financial income	[1]	149		158		114
Financial expenses	[1]	188		202		233
Investments in associates, net of income taxes	[1]	(4)		(9)		1
Income before taxes		509		1,211		1,248
Income tax expense	[1]	(103)		212		258
Income from continuing operations	[3]	612	[2]	999	[2]	990
Discontinued operations, net of income taxes	[4]	2,711	[2],[5]	196	[1],[3]	183	[1],[3]
Net income	[4]	3,323	[2],[5]	1,195	[1],[5]	1,173	[1]
Net income attributable to Koninklijke Philips N.V. shareholders	[3]	3,319		1,187		1,167
Net income attributable to non-controlling interests		€ 4		€ 8		€ 5
Basic earnings per common share in EUR - Income from continuing operations attributable to shareholders		€ 0.67		€ 1.09		€ 1.07
Basic earnings per common share in EUR - Net income attributable to shareholders	[3]	3.67		1.31		1.27
Diluted earnings per common share in EUR - Income from continuing operations attributable to shareholders		0.67		1.08		1.06
Diluted earnings per common share in EUR - Net income attributable to shareholders	[3]	€ 3.65		€ 1.29		€ 1.25

[1]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[2]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[3]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[4]	For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items in the accompanying notes of the consolidated financial statements.
[5]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.